Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

6. Commitments and Contingencies

Facility Leases

In August 2011, the Company signed an operating facility lease for its corporate office that included approximately 5,740 square feet of office space in Redwood City, California. The lease term was for thirty months and commenced in October 2011.

In March 2014, the Company entered into an operating facility lease agreement to lease 12,943 square feet in Menlo Park, California for its new headquarters building for a period of thirty-nine months. The total obligation for the Company under this lease is approximately $1.6 million as of September 30, 2014.

7. Commitments and Contingencies

Facility Leases

In September 2009, the Company signed an operating facility sublease with Amunix, a related party (refer to Note 11) for its corporate offices that included approximately 2,850 square feet of office space in Mountain View, California. The sublease term was for two years, commencing on December 1, 2009. The sublease expired in November 2011.

In August 2011, the Company signed an operating facility lease for its corporate office that includes approximately 5,740 square feet of office space in Redwood City, California. The lease term is for thirty months, commencing on October 16, 2011. The Company paid a security deposit of $55,000 for this facility lease in 2011, which is recorded in other assets.

At December 31, 2013, the Company’s future minimum commitments under non-cancelable operating leases are $77,000 for year ended December 31, 2014.

Rent expense was $218,000 and $241,000 for the years ended December 31, 2012 and 2013, respectively, and $600,000 for the period from December 10, 2008 (inception) to December 31, 2013.

Purchase Commitments

The Company conducts research and development programs through a combination of internal and collaborative programs that include, among others, arrangements with contract manufacturing organizations and contract research organizations. The Company had contractual arrangements with these organizations including license agreements with milestone obligations and service agreements with obligations largely based on services performed.

In the normal course of business, the Company enters into various firm purchase commitments related to certain preclinical and clinical studies. At December 31, 2013 the noncancellable portion of these commitments, in aggregate, totaled approximately $5.4 million.

Contingencies

In the normal course of business, the Company enters into contracts and agreements that contain a variety of representations and warranties and provide for general indemnifications. The Company’s exposure under these agreements is unknown because it involves claims that may be made against the Company in the future, but have not yet been made. The Company accrues a liability for such matters when it is probable that future expenditures will be made and such expenditures can be reasonably estimated.

As of December 31, 2013 the Company is contingently committed to make development and sales-related milestone payments of up to $30.0 million under certain circumstances, and other payments of $10 million, as well as royalties relating to potential future product sales under the License Agreement with Amunix. The amount, timing and likelihood of these payments are unknown as they are dependent on the occurrence of future events that may or may not occur, including approval by the FDA of potential drug candidates.

Indemnification

In accordance with the Company’s amended and restated Certificate of Incorporation and amended and restated bylaws, the Company has indemnification obligations to its officers and directors for certain events or occurrences, subject to certain limits, while they are serving at the Company’s request in such capacity. There have been no claims to date and the Company has a director and officer insurance policy that may enable it to recover a portion of any amounts paid for future claims.

Litigation

The Company may from time to time be involved in legal proceedings arising from the normal course of business. There are no pending or threatened legal proceedings as of December 31, 2013.